UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08897

         Sparrow Funds
(Exact name of registrant as specified in charter)

         11330 Olive Boulevard
         Suite 230
         St. Louis, MO                                        63141
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN  46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  314-725-6161

Date of fiscal year end:   8/31

Date of reporting period:  2/28/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                               Sparrow Growth Fund
================================================================================








                              Semi - Annual Report
                                   (Unaudited)

                                February 28, 2005










                                  Fund Advisor:

                        Sparrow Capital Management, Inc.
                        11330 Olive Boulevard, Suite 230
                            St. Louis, Missouri 63141


                            Toll Free: (888) 727-3301

FUND HOLDINGS-(UNAUDITED)

(GRAPH OMITTED)
SPARROW GROWTH FUND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 20051
Large -Cap Companies                              63.50%
Other Companies                                   33.77%
Short Term Investments                             2.25%
Other Assets in Excess of Liabilities              0.48%

   1 As a percent of net assets
   2 Other companies consist of market capitalizations less than $10 billion.

Although the Fund may invest in stocks of all market capitalization ranges, the majority of the Fund's investments are in common stocks of large capitalization companies (over $10 billion).

ABOUT YOUR FUND'S EXPENSES- (UNAUDITED)
---------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months.

ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- -------------------------
  SPARROW GROWTH FUND - CLASS A     BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
                                          VALUE                   VALUE                     PERIOD
                                    SEPTEMBER 1, 2004       FEBRUARY 28, 2005         SEPTEMBER 1, 2004
                                                                                           THROUGH
                                                                                      FEBRUARY 28, 2005*
---------------------------------- -------------------- -------------------------- -------------------------
Actual                                  $1,000.00               $1,092.80                   $11.68
(9.28% return)
---------------------------------- -------------------- -------------------------- -------------------------
Hypothetical                            $1,000.00               $1,013.64                   $11.23
(5% return before (expenses)
---------------------------------- -------------------- -------------------------- -------------------------
* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

---------------------------------- -------------------- -------------------------- -------------------------
  SPARROW GROWTH FUND - CLASS C     BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
                                          VALUE                   VALUE                     PERIOD
                                    SEPTEMBER 1, 2004       FEBRUARY 28, 2005         SEPTEMBER 1, 2004
                                                                                           THROUGH
                                                                                      FEBRUARY 28, 2005*
---------------------------------- -------------------- -------------------------- -------------------------
Actual                                  $1,000.00               $1,090.70                   $14.26
(9.07% return)
---------------------------------- -------------------- -------------------------- -------------------------
Hypothetical                            $1,000.00               $1,011.16                   $13.71
(5% return before (expenses)
---------------------------------- -------------------- -------------------------- -------------------------
* Expenses are equal to the Fund's annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                       2

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

COMMON STOCKS - 97.27%                                                SHARES          VALUE
                                                                     ---------    --------------

ACCIDENT & HEALTH INSURANCE - 1.98%
Stancorp Financial Group, Inc.                                          1,700     $     148,053
                                                                                  --------------

AIR CONDITIONING & WARM AIR HEATING EQUIPMENT &
   COMMERCIAL & INDUSTRIAL REFRIGERATION EQUIPMENT - 1.44%
Engineered Support Systems, Inc.                                        1,950           107,796
                                                                                  --------------

AIRCRAFT ENGINES & ENGINE PARTS - 3.65%
United Technologies Corp.                                               2,730           272,673
                                                                                  --------------

AUTOMOBILE MANUFACTURER - 1.04%
Toyota Motor Corp (a) (b)                                               1,000            77,780
                                                                                  --------------

BEVERAGES - 3.02%
Pepsico, Inc.                                                           4,200           226,212
                                                                                  --------------

BOOK: PUBLISHING OR PUBLISHING AND PRINTING - 2.45%
The Mcgraw-Hill Companies, Inc.                                         2,000           183,700
                                                                                  --------------

COMPUTER PERIPHERAL EQUIPMENT - 1.57%
Metrologic Instruments, Inc. (b)                                        5,000           117,800
                                                                                  --------------

CRUDE PETROLEUM & NATURAL GAS - 5.30%
Occidental Petroleum Corp.                                              3,700           259,999
Xto Energy, Inc.                                                        3,000           136,560
                                                                                  --------------
                                                                                        396,559
                                                                                  --------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 3.25%
Medtronic, Inc.                                                         4,670           243,400
                                                                                  --------------

ELECTRONIC COMPUTERS - 3.61%
Dell, Inc. (b)                                                          6,730           269,806
                                                                                  --------------

FOOD & KINDRED PRODUCTS - 2.63%
Altria Group, Inc.                                                      3,000           196,950
                                                                                  --------------

GAS & OTHER SERVICES COMBINED - 3.42%
Sempra Energy Corp.                                                     6,400           256,000
                                                                                  --------------

GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.12%
Illinois Tool Works, Inc.                                               2,600           233,350
                                                                                  --------------

GOLD AND SILVER ORES - 1.42%
Meridian Gold, Inc. (b)                                                 5,500           106,425
                                                                                  --------------

HAZARDOUS WASTE MANAGEMENT - 1.53%
Stericycle, Inc. (b)                                                    2,490           114,490
                                                                                  --------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.73%
Countrywide Financial Corp                                              3,720           129,270

                                                                                  --------------

See accompanying footnotes which are an integral part of the financial statements

                                       3

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005
(UNAUDITED)

COMMON STOCKS - 97.27% - CONTINUED                                    SHARES          VALUE
                                                                     ---------    --------------


NATIONAL COMMERCIAL BANKS - 6.75%
Bank Of America Corp.                                                   3,200         $ 149,280
Commerce Bancorp, Inc.                                                  1,900           116,432
Marshall & Ilsley Corp.                                                 5,900           238,891
                                                                                  --------------
                                                                                        504,603
                                                                                  --------------

NEWSPAPERS: PUBLISHING OR PUBLISHING & PRINTING - 1.55%
Mcclatchy Co- Class A                                                   1,600           116,064
                                                                                  --------------

OPERATIVE BUILDERS - 2.79%
Ryland Group, Inc.                                                      3,000           208,650
                                                                                  --------------

PHARMACEUTICAL PREPARATIONS - 2.10%
Novaritis Ag (a)                                                        1,000            49,970
Perrigo Co.                                                             6,100           107,177
                                                                                  --------------
                                                                                        157,147
                                                                                  --------------

PETROLEUM REFINING - 0.76%
Royal Dutch Petroleum Co. (a) (b)                                         900            56,781
                                                                                  --------------

PUBLIC BUILDING AND RELATED FURNITURE - 1.11%
Johnson Controls, Inc.                                                  1,400            82,740
                                                                                  --------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 1.48%
Tractor Supply Co. (b)                                                  2,600           110,734
                                                                                  --------------

RETAIL - DEPARTMENT STORES - 1.67%
Sears Roebuck & Co.                                                     2,500           124,825
                                                                                  --------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.29%
Walgreen Co.                                                            4,000           171,320
                                                                                  --------------

RETAIL - MISCELLANEOUS RETAIL - 1.52%
First Cash Financial Services, Inc. (b)                                 4,695           113,478
                                                                                  --------------

RETAIL - RADIO TV & CONSUMER ELECTRONICS STORES - 2.32%
Best Buy Co., Inc.                                                      3,220           173,944
                                                                                  --------------

RETAIL - VARIETY STORES - 2.90%
Wal-Mart Stores, Inc.                                                   4,200           216,762
                                                                                  --------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 2.74%
Washington Mutual, Inc.                                                 4,880           204,765
                                                                                  --------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.21%
Lehman Brothers Holdings, Inc.                                          2,630           239,803
                                                                                  --------------

SEMICONDUCTORS & RELATED DEVICES - 3.80%
Intel Corp.                                                             9,500           227,810
Taiwan Semiconductor Manufacturing Co. Ltd. (a) (b)                     6,200            56,544
                                                                                  --------------
                                                                                        284,354
                                                                                  --------------

SERVICES - COMPUTER INTERGRATED SYSTEMS DESIGN - 0.91%
Yahoo, Inc. (b)                                                         2,100            67,767
                                                                                  --------------
See accompanying footnotes which are an integral part of the financial statements.

                                       4

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005
(UNAUDITED)

COMMON STOCKS - 97.27% - CONTINUED                                    SHARES          VALUE
                                                                     ---------    --------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 1.59%
Affiliated Computer Services, Inc. - Class A (b)                        2,300         $ 118,910
                                                                                  --------------

SHIP & BOAT BUIDING & REPAIRING - 1.41%
General Dynamics Corp.                                                  1,000           105,350
                                                                                  --------------

SOFTWARE - 2.91%
Sap Aktiengesellschaft (b)                                              5,370           217,754
                                                                                  --------------

STATE COMMERCIAL BANKS - 1.71%
Ucbh Holdings, Inc.                                                     3,100           128,309
                                                                                  --------------

SUGAR AND CONFECTIONARY PRODUCTS - 1.60%
Hershey Foods Corp.                                                     1,900           119,700
                                                                                  --------------

TELEPHONE CUMMUNICATIONS - 0.65%
China Mobile Hong Kong Ltd. (a) (b)                                     3,000            48,600
                                                                                  --------------

TEXTILES & APPAREL - 2.70%
Nike, Inc. - Class B                                                    2,320           201,724
                                                                                  --------------

TITLE INSURANCE - 1.51%
First American Corp.                                                    3,090           112,940
                                                                                  --------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 2.97%
Sysco Corp.                                                             6,450           222,009
                                                                                  --------------

WHOLESALE - MISCELLANEOUS DURABLE GOODS - 1.16%
Rc2 Corp. (b)                                                           2,800            86,604
                                                                                  --------------

TOTAL COMMON STOCKS (COST $5,851,217)                                                 7,275,901
                                                                                  --------------

MONEY MARKET SECURITIES - 2.25%
First American Government Obligations Fund - Class S, 1.77%, (c)      168,184           168,184
                                                                                  --------------

TOTAL MONEY MARKET (COST $168,184)                                                      168,184
                                                                                  --------------

TOTAL INVESTMENTS (COST $6,019,401) - 99.52%                                      $    7,444,085
                                                                                  --------------

CASH & OTHER ASSETS IN EXCESS OF LIABILITIES - 0.48%                                     35,675
                                                                                  --------------

TOTAL NET ASSETS - 100.00%                                                        $    7,479,760
                                                                                  ==============

(a) American Depositary Receipt.
(b) Non-Income Producing.
(c) Variable Rate Security; The Coupon Rate Shown Represents The Rate At February 28, 2005.

See accompanying footnotes which are an integral part of the financial statements.

                                       5

SPARROW GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005
(UNAUDITED)


ASSETS
Investments in securities, at value (cost $6,019,401)                                     $ 7,444,085
Cash                                                                                            2,391
Interest receivable                                                                                79
Dividends receivable                                                                            6,120
Receivable for fund shares sold                                                                34,763
Receivable for investments sold                                                                25,000
                                                                                      ----------------
     TOTAL ASSETS                                                                           7,512,438
                                                                                      ----------------

LIABILITIES
Accrued advisory fees                                                                          10,036
Accrued 12b-1 fees                                                                              8,505
Payable for fund shares purchased                                                              14,137
                                                                                      ----------------
     TOTAL LIABILITIES                                                                         32,678
                                                                                      ----------------

NET ASSETS                                                                                $ 7,479,760
                                                                                      ================

NET ASSETS CONSIST OF:
Paid in capital                                                                             7,585,535
Accumulated undistributed net investment (loss)                                               (38,264)
Accumulated net realized (loss) on investments                                             (1,492,195)
Net unrealized appreciation on investments                                                  1,424,684
                                                                                      ----------------

NET ASSETS                                                                                $ 7,479,760
                                                                                      ================


CLASS A:

NET ASSETS                                                                                $ 7,199,353
                                                                                      ----------------

SHARES OUTSTANDING (unlimited number of shares authorized)                                    566,089
                                                                                      ----------------

Net asset value and redemption price per share                                                $ 12.72
                                                                                      ================

Maximum offering price per Class A share ($12.72 / 94.25%)                                    $ 13.50
                                                                                      ================

CLASS C:

NET ASSETS                                                                                  $ 280,407
                                                                                      ----------------

SHARES OUTSTANDING (unlimited number of shares authorized)                                     22,656
                                                                                      ----------------

Net asset value and redemption price per share                                                $ 12.38
                                                                                      ================

Minimum redemption price per Class C share ($12.38 x 97.50%)                                  $ 12.07
                                                                                      ================

See accompanying footnotes which are an integral part of the financial statements.

                                       6

SPARROW GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
(UNAUDITED)


INVESTMENT INCOME
Dividend income                                                                            $ 42,637
Interest income                                                                                 577
                                                                                   -----------------
  TOTAL INCOME                                                                               43,214
                                                                                   -----------------

EXPENSES
Investment advisor fee                                                                       62,893
12b-1 fee (Class A - $17,353; Class C - $1,232)                                              18,585
                                                                                   -----------------
  TOTAL EXPENSES                                                                             81,478
                                                                                   -----------------
NET INVESTMENT (LOSS)                                                                       (38,264)
                                                                                   -----------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized (loss) gain on investment securities                                           (88,299)
Change in unrealized appreciation (depreciation)
   on investment securities                                                                 760,281
                                                                                   -----------------
Net realized and unrealized gain on investment securities                                   671,982
                                                                                   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $ 633,718
                                                                                   =================

See accompanying footnotes which are an integral part of the financial statements.

                                       7

SPARROW GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                FEBRUARY 28, 2005             YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                  (UNAUDITED)              AUGUST 31, 2004
                                                                              ----------------------     ----------------------
OPERATIONS
  Net investment (loss)                                                                   $ (38,264)                 $ (88,629)
  Net realized gain (loss) on investment securities                                         (88,299)                   764,446
  Change in unrealized appreciation (depreciation)                                          760,281                   (327,233)
                                                                              ----------------------     ----------------------
  Net increase in net assets resulting from operations                                      633,718                    348,584
                                                                              ----------------------     ----------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
     Class A                                                                                171,342                  1,627,106
     Class C                                                                                 40,042                     69,469
  Amount paid for shares repurchased
     Class A                                                                               (275,166)                (1,209,156)
     Class C                                                                                 (6,964)                   (52,543)
                                                                              ----------------------     ----------------------
  Net increase (decrease) in net assets resulting
     from capital transactions                                                              (70,746)                   434,876
                                                                              ----------------------     ----------------------
TOTAL INCREASE IN NET ASSETS                                                                562,972                    783,460
                                                                              ----------------------     ----------------------

NET ASSETS
  Beginning of period                                                                     6,916,788                  6,133,328
                                                                              ----------------------     ----------------------

  End of period                                                                         $ 7,479,760                $ 6,916,788
                                                                              ======================     ======================

Accumulated undistributed net investment income (loss) included
    in net assets                                                                         $ (38,264)                       $ -
                                                                              ----------------------     ----------------------

CAPITAL SHARE TRANSACTIONS - A SHARES
  Shares sold                                                                                13,395                    137,123
  Shares repurchased                                                                        (22,205)                  (102,975)
                                                                              ----------------------     ----------------------

  Net increase (decrease) from capital share transactions                                    (8,810)                    34,148
                                                                              ======================     ======================

CAPITAL SHARE TRANSACTIONS - C SHARES
  Shares sold                                                                                 3,273                      5,891
  Shares repurchased                                                                           (578)                    (4,666)
                                                                              ----------------------     ----------------------

  Net increase from capital share transactions                                                2,695                      1,225
                                                                              ======================     ======================
See accompanying footnotes which are an integral part of the financial statements.

                                       8

SPARROW GROWTH FUND - CLASS A
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD

                                        SIX MONTHS ENDED
                                           FEBRUARY 28      YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED    YEAR ENDED
                                               2005         AUGUST 31  AUGUST 31  AUGUST 31   AUGUST 31    AUGUST 31
                                           (UNAUDITED)        2004       2003       2002        2001         2000
                                          ---------------   ---------- ---------- ------------------------ ----------

SELECTED PER SHARE DATA
Net asset value, beginning of period             $ 11.64      $ 10.97    $ 10.46    $ 11.46       $ 17.94    $ 13.38
                                          ---------------   ---------- ---------- ------------------------ ----------
Income from investment operations
  Net investment (loss)                            (0.06)       (0.14)     (0.11)     (0.09)        (0.18)     (0.30)
  Net realized and unrealized gain (loss)           1.14         0.81       0.62      (0.91)        (6.28)      4.86
                                          ---------------   ---------- ---------- ------------------------ ----------
Total from investment operations                    1.08         0.67       0.51      (1.00)        (6.46)      4.56
                                          ---------------   ---------- ---------- ------------------------ ----------
Less distributions to shareholders:
  From net investment income                           -            -          -          -             -          -
  From net realized gain                               -            -          -          -         (0.02)         -
                                          ---------------   ---------- ---------- ------------------------ ----------
Total distributions                                    -            -          -          -         (0.02)         -
                                          ---------------   ---------- ---------- ------------------------ ----------

Net asset value, end of period                   $ 12.72      $ 11.64    $ 10.97    $ 10.46       $ 11.46    $ 17.94
                                          ===============   ========== ========== ======================== ==========

TOTAL RETURN (a) (b)                               9.28% (c)    6.11%      4.88%     -8.73%       -36.03%     34.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $ 7,199      $ 6,690    $ 5,931    $ 4,666        $6,468     $8,646
Ratio of expenses to average net assets            2.25% (d)    2.25%      2.29%      2.21%         2.31%      2.50%
Ratio of net investment income to
   average net assets                             (1.05)%(d)   (2.00)%    (1.12)%    (0.81)%       (1.31)%    (2.00)%
Portfolio turnover rate                           18.65%       78.12%    164.65%    218.18%       144.44%    117.57%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) The return shown does not reflect the effect of the sales load.
(c) Not annualized.
(d) Annualized.

See accompanying footnotes which are an integral part of the financial statements.

                                       9

SPARROW GROWTH FUND - CLASS C
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD
                                         SIX MONTHS ENDED
                                          FEBRUARY 28         YEAR ENDED         YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             2005             AUGUST 31         AUGUST 31      AUGUST 31       AUGUST 31
                                          (UNAUDITED)            2004             2003           2002             2001     (a)
                                       ------------------   ---------------    ------------   ------------    -------------

SELECTED PER SHARE DATA
Net asset value, beginning of period             $ 11.35           $ 10.78         $ 10.30        $ 11.40          $ 15.40
                                       ------------------   ---------------    ------------   ------------    -------------
Income from investment operations
  Net investment (loss)                            (0.08)            (0.13)          (0.20)         (0.10)           (0.17)
  Net realized and unrealized gain (loss)           1.11              0.70            0.68          (1.00)           (3.83)
                                       ------------------   ---------------    ------------   ------------    -------------
Total from investment operations                    1.03              0.57            0.48          (1.10)           (4.00)
                                       ------------------   ---------------    ------------   ------------    -------------

Net asset value, end of period                   $ 12.38           $ 11.35         $ 10.78        $ 10.30          $ 11.40
                                       ==================   ===============    ============   ============    =============

TOTAL RETURN (b)                                   9.07% (c)         5.29%           4.66%         -9.65%          -25.97% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                    $ 280             $ 227           $ 202          $ 406            $ 316
Ratio of expenses to average net assets            2.75% (d)         2.75%           2.72%          2.75%            2.72% (d)
Ratio of net investment income to
   average net assets                             (1.55)%(d)        (2.00)%         (2.11)%        (0.98)%          (1.66)%(d)
Portfolio turnover rate                           18.65%            78.12%         164.65%        218.18%          144.44%


(a) For the period November 9, 2000 (Commencement of Operations) through August 31, 2001.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)  Not annualized.
(d)  Annualized.

See accompanying footnotes which are an integral part of the financial statements.

                                       10



                               SPARROW GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

The Sparrow  Growth Fund (the "Fund") was organized as a series of Sparrow Funds
(the "Trust") on July 14, 1998 and commenced  operations on October 4, 1998. The
Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the "Trust Agreement").
The Fund's investment  objective is to provide  long-term capital  appreciation.
The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board has authorized two classes of shares: Class A shares and Class
C shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital
Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Contingent Deferred Sales Charges - With respect to Class A Shares, there is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees; however, a contingent deferred sales charge ("CDSC") of 1%, based on the lower of the shares' cost or current net asset value ("NAV"), will be imposed on such purchases if the shares are redeemed within eighteen months of purchase. With respect to Class C Shares, there is no initial sales charge. However, Class C
Shares are subject to a CDSC of 2.50% based on the lower of the shares' cost or current NAV, if the shares are redeemed within two years of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

                                       11


                               SPARROW GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Multiple Class Allocations. All income, expenses (other than class-specific expenses), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of shares of each class.
Class-specific expenses, which include distribution and service fees and other items specifically attributable to a particular class, are charged directly to such class.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Sparrow Capital Management, Inc. to manage the Fund's investments. The President of the Advisor is a trustee of the Fund.

Under the terms of the  management  agreement  (the  "Agreement"),  the  Advisor manages the Fund's  investments  and pays all of the  operating  expenses of the
Fund except  brokerage fees and  commissions,  taxes,  borrowing  costs (such as
interest  and  dividend   expenses  on  securities   sold  short),   Rule  12b-1
distribution expenses, and extraordinary  expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. As compensation for its management  services and agreement to pay the Fund's expenses,  the Fund is  obligated  to pay the  Advisor a fee  computed  and  accrued  daily and paid monthly at an annual  rate of 1.75% of the  average  daily net assets of Class A and Class C shares.  The  Advisor may waive all or part of its fee, at any time, and at its sole  discretion,  but such action  shall not obligate the Advisor to waive any fees in the future.  For the six months ended  February 28, 2005,  the
Advisor  earned fees of $62,893 from the Fund. As of February 28, 2005, the Fund owed the Advisor $10,036 for management services.

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified Financial Securities, Inc.
(the "Distributor") acts as the principal distributor of the Fund's shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses of the Fund, paid by the Advisor.

Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which each class is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class C, including 0.25% shareholder services fee only for Class C.
The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans. Each Plan is designed to promote the sale of shares of the Fund. For the six months ended February 28, 2005, Class A incurred 12b-1 expenses of $17,353 and Class C incurred 12b-1 expenses of $1,232. As of February 28, 2005, the Fund owed the Advisor $8,505 for 12b-1 expenses.

                                       12

                               SPARROW GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4.  INVESTMENT TRANSACTIONS - continued

For the six months ended February 28, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

PURCHASES
     U.S. Government Obligations           $        -
     Other                                  1,337,155
SALES
     U.S. Government Obligations           $        -
     Other                                  1,568,598

As of February 28, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation           $ 1,465,053
Gross (Depreciation)             (40,369)

                          ---------------
Net Appreciation
on Investments               $ 1,424,684
                          ===============

At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $6,019,401.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2005, no person beneficially owned 25% or more of Class A or Class C shares of the Fund.

The Advisor, the Distributor and Sun Security Bank (the "Bank") have entered into an agreement whereby an amount equal to the contingent deferred sales charge received by the Distributor is paid to the Bank on behalf of the Advisor.
For the six months ended February 28, 2005 the Distributor paid $0 to the Bank.

NOTE 7 - CAPITAL LOSS CARRYFORWARDS

At August 31, 2004, the Fund has capital loss carryforwards of $1,387,186, which expire as follows:

     YEAR OF EXPIRATION            AMOUNT
---------------------------  -----------------
           2009                     $ 312,937
           2010                       441,171
           2011                       633,078

                                       13

                               SPARROW GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 7 - CAPITAL LOSS CARRYFORWARDS - CONTINUED

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

There were no capital  gain or income  distributions  for the fiscal years ended
August 31, 2003 and 2004, and the six months ended February 28, 2005.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)               $        -
Undistributed long-term capital gain/(accumulated losses)        (1,397,334)
Unrealized appreciation/(depreciation)                              657,840
                                                             ---------------
                                                                 $ (739,494)
                                                             ===============

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                       14

                                OTHER INFORMATION

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge, upon request: (1) by calling the Fund at (888)
727-3301; and (2) on the Commission's website at www.sec.gov.

The Fund's Statement of Additional Information ("SAI") includes information about the trustees and is available, without charge, upon request. You may call toll-free (888) 727-3301 to request a copy of the SAI or to make shareholder inquiries.

                          APPROVAL OF ADVISORY CONTRACT

At an  in-person  meeting  held on December  16,  2004,  the Board of  Trustees, including the Independent  Trustees voting separately,  approved the continuance of the  Management  Agreement  between  Sparrow  Capital  Management and Sparrow
Funds,  on behalf of Sparrow  Growth Fund.  The Trustees  reviewed the advisor's financial  statements  and Form ADV,  which included a description of the nature and extent of the advisor's services, costs of services provided to the Fund and other  clients of the  advisor,  personnel  information,  information  about its policies and practices  regarding trade  allocation,  soft dollars,  and insider trading and Code of Ethics.  The Trustees also reviewed  expense and performance reports  prepared by the  administrator  that  compared  the Fund's  performance record,  investment  advisory  fee and  total  fund  expenses  to those of other investment companies with similar investment  objectives,  management styles and assets  under  management.  The  Trustees  requested  that the  advisor  provide information  on benefits it derives  from its  relationship  with the Fund.  The advisor noted that in addition to a management fee paid by the Fund, it receives
12b-1 fees from Class A and Class C shares of the Fund to assist it in marketing these  shares,  and it also benefits  from its  relationship  with the Fund as a result of soft dollar  arrangements  by which  brokers  provide  research to the advisor in return for allocating Fund brokerage. In approving the Agreement, the
Trustees   primarily   considered  that:  (1)  Sparrow  Capital  Management  has
substantial  experience in successfully  providing  investment advice to clients with over $86  million in assets  under  management;  (2) there were no proposed changes to the Management Agreement;  (3) the Fund's Class A total expense ratio and 12b-1 fee each is higher than  average  but less than the  maximum  fees and expenses of its peer group;  and (4) the Fund's total  returns for the past year are in line with the performance of its peer group.

                                       15


TRUSTEES
Gerald R. Sparrow
Richard N. Priest
Donald D. Woodruff

OFFICER
Gerald R. Sparrow, President, Secretary, Treasurer and Chief Compliance Officer

INVESTMENT ADVISOR
Sparrow Capital Management, Inc.
11330 Olive Boulevard, Suite 230
St. Louis, MO  63141

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO  63101

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC


                                       16

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.
Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not Applicable

Item 10.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms
N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
         Investment  Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Sparrow Funds

By
*        /s/ Gerald Sparrow
         Gerald Sparrow, President

Date     4/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Gerald Sparrow
         Gerald Sparrow, President and Treasurer

Date     4/26/05